Interests in associates and joint ventures - Associates and Joint Ventures Commentary (Details) $ in Millions		6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($) component	Jun. 30, 2025 USD ($) component	Jun. 16, 2025	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of associates [line items]
Interests in associates and joint ventures	$ 28,202	$ 28,202		$ 28,465	$ 28,909
Components in VIU calculation | component	2	2
Forecast term		5 years
Bank of Communications Co., Limited
Disclosure of associates [line items]
Proportion of ownership interest in associate	16.00%		19.03%
Impairment loss recognised in profit or loss		$ 1,000		0	0
Investments in associates reported in separate financial statements	$ 21,348	21,348			22,367
Fair value	$ 13,145	13,145			$ 11,631
Dilution loss of interest in associate		$ 1,136		$ 0